CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Q3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Formation and operating costs	$ 1,149,131	$ 223,899	$ 1,610,282	$ 656,811
Franchise tax	70,000	50,000	154,339	150,598
Loss from operations	(1,219,131)	(273,899)	(1,764,621)	(807,409)
Other (expense) income
Interest expense on promissory note - related party	(26,156)		(54,719)
Change in fair value of derivative liability	(15,664)		(15,664)
Earnings on trading securities	6,917		17,744
Realized gain on investments held in Trust Account		410,818		521,431
Unrealized gain on investments held in Trust Account	114,856	487,146	416,661	678,622
Unrealized (loss) gain from change in fair value of warrant liabilities	(924,903)	2,043,984	(754,570)	6,472,616
Gain on waiver of deferred underwriting commissions by underwriter			299,940
Total other (expense) income, net	(844,950)	2,941,948	(90,608)	7,672,669
Net (loss) income	(2,064,081)	2,668,049	$ (1,855,229)	$ 6,865,260
Common Class A [Member]
Other (expense) income
Net (loss) income
Weighted average shares outstanding	1,304,259	18,041,500	1,304,259	18,041,500
Basic net income (loss) per common share (in dollars per share)	$ (0.33)	$ 0.13	$ (3.7)	$ 0.32
Basic net (loss) income per share, common stock subject to possible redemption	(0.33)	0.13	(3.7)	0.32
Diluted net (loss) income per share, common stock subject to possible redemption	$ (0.33)	$ 0.13	$ (3.7)	$ 0.32
Common Class B [Member]
Other (expense) income
Net (loss) income
Weighted average shares outstanding	4,510,375	4,510,375	4,510,375	4,510,375
Basic net income (loss) per common share (in dollars per share)	$ (0.36)	$ 0.08	$ 0.66	$ 0.25
Diluted net income (loss) per common share (in dollars per share)	$ (0.36)	$ 0.08	$ 0.66	$ 0.25